SUBSEQUENT EVENTS (Details Narrative) - USD ($)							12 Months Ended
	Apr. 14, 2022	Mar. 31, 2022	Feb. 21, 2022	Jan. 27, 2022	Sep. 13, 2021	Jan. 21, 2020	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Shares issued for cash, shares					1,100,630	300,000,000	9,833,750
Stock Issued During Period, Value, New Issues							$ 3,084,039	$ 1,132,843
Legal Fees							$ 96,334
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for cash, shares	6,567,143	6,567,143	15,035,000	6,567,143
Stock Issued During Period, Value, New Issues	$ 176,678	$ 176,678	$ 1,202,800	$ 176,678
Legal Fees	$ 70,102	$ 70,102		$ 70,102